Average Annual Total Returns - FidelityTelecomandUtilitiesFund-RetailPRO - FidelityTelecomandUtilitiesFund-RetailPRO - Fidelity Telecom and Utilities Fund	Mar. 30, 2024
Fidelity Telecom and Utilities Fund | Return Before Taxes
Average Annual Return:
Past 1 year	3.38%
Past 5 years	7.72%
Past 10 years	7.71%
Fidelity Telecom and Utilities Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.52%
Past 5 years	6.33%
Past 10 years	6.35%
Fidelity Telecom and Utilities Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.20%
Past 5 years	5.94%
Past 10 years	6.00%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
RS018
Average Annual Return:
Past 1 year	(4.69%)
Past 5 years	4.64%
Past 10 years	6.29%